Cover	Jul. 20, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 20, 2022, Theravance Biopharma, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report that it had completed the sale (the “TRC Transaction”) of its 2,125 Class B Units and 6,375 Class C Units of Theravance Respiratory Company, LLC, a Delaware limited liability company, held by its wholly owned subsidiaries, Theravance Biopharma US Holdings, Inc., a Delaware corporation, and Triple Royalty Sub II LLC, a Delaware limited liability company, respectively, to Royalty Pharma Investments 2019 ICAV, an Irish collective asset-management vehicle. This Amendment No. 1 to Current Report on Form 8-K/A (this “Amended Report”), supplements and amends the Original Report to include the pro forma financial information required under Item 9.01 of Form 8-K with respect to the TRC Transaction. Other than as described herein, this Amended Report does not amend any other information previously filed in the Original Report, which information is incorporated herein by reference.
Document Period End Date	Jul. 20, 2022
Entity File Number	001-36033
Entity Registrant Name	THERAVANCE BIOPHARMA, INC.
Entity Central Index Key	0001583107
Entity Tax Identification Number	98-1226628
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	PO Box 309
Entity Address, Address Line Two	Ugland House, South Church Street
Entity Address, City or Town	George Town, Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1104
City Area Code	650
Local Phone Number	808-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Share $0.00001 Par Value
Trading Symbol	TBPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false